Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented comprehensive procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Our cybersecurity department is actively engaged in continuous monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Our cybersecurity department is actively engaged in continuous monitoring of our applications, platforms and infrastructure to ensure prompt identification and response to potential issues, including emerging cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing our company’s cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity officer, who serves as the management representative of our cybersecurity committee, reports to our board of directors on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.
Cybersecurity Risk Role of Management [Text Block]

At the management level, our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity officer, who serves as the management representative of our cybersecurity committee, reports to our board of directors on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. Our cybersecurity officer has extensive experience in enterprise compliance and risk management and has been responsible for our company’s data security issues since 2018. He is familiar with our company’s operational and data processing models and possesses thorough knowledge of information security and data compliance regulations in various countries and regions, including mainland China, the European Union, and the United States.

If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our cybersecurity committee shall promptly prepare disclosure material for review and approval by our corporate governance and nominating committee before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	At the management level, our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity officer has extensive experience in enterprise compliance and risk management and has been responsible for our company’s data security issues since 2018. He is familiar with our company’s operational and data processing models and possesses thorough knowledge of information security and data compliance regulations in various countries and regions, including mainland China, the European Union, and the United States.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true